Commitments and Contigencies (Details)						1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 15, 2024 USD ($)	Jul. 25, 2023 USD ($)	Mar. 13, 2023 $ / shares shares	Jul. 31, 2022 USD ($)	Feb. 01, 2022 USD ($)	Jul. 25, 2023 USD ($)	Sep. 30, 2022 USD ($)	Apr. 30, 2024 USD ($) $ / shares	Jan. 31, 2024 USD ($) $ / shares	Jan. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Commitments and Contigencies [Line Items]
Forward stock split, description								The Company entered into three-year employment agreements with Gareth Sheridan, our CEO, and Serguei Melnik, our President, effective February 1, 2022	The Company entered into three-year employment agreements with Gareth Sheridan, our CEO, and Serguei Melnik, our President, effective February 1, 2022
Annual salary				$ 150,000				$ 250,000
Percentage of performance bonus								3.50%	3.50%
Agreed to annual salary				150,000
Other commitments term, description								the Company signed a feasibility agreement with Kindeva Drug Delivery, L.P. (“Kindeva”) to develop Nutriband’s lead product, AVERSA Fentanyl, based on its proprietary AVERSA abuse deterrent transdermal technology and Kindeva’s FDA-approved transdermal fentanyl patch (fentanyl transdermal system).	the Company signed a feasibility agreement with Kindeva Drug Delivery, L.P. (“Kindeva”) to develop Nutriband’s lead product, AVERSA Fentanyl, based on its proprietary AVERSA abuse deterrent transdermal technology and Kindeva’s FDA-approved transdermal fentanyl patch (fentanyl transdermal system).
Estimated cost									$ 2,500,000
Advance deposit										$ 250,000	$ 250,000
Incurred expenses								$ 2,950,998	2,369,508
Prepaid expenses								250,000	138,250
Estimated cost	$ 8,100,000							$ 2,500,000	$ 8,100,000
Warehouse space					12,000
Lease rental					$ 3,000
Lease can be extended for an additional					3 years
Right of use assets					$ 94,134
Agreed issued							$ 20,000
Purchase warrants (in Shares) | shares			50,000
Exercise of price (in Dollars per share) | $ / shares								$ 1.93	$ 1.93
Received amount		$ 106,528				$ 106,528
Due amount		118,675				118,675			$ 118,675
legal fees								$ 500,000	500,000
Cash								$ 1,000,000	1,000,000
MDM Worldwide [Member]
Commitments and Contigencies [Line Items]
Amount paid									190,000
Money Channel [Member]
Commitments and Contigencies [Line Items]
Amount paid									100,000
Exercise of price (in Dollars per share) | $ / shares			$ 4
Sorrento Therapeutics Inc Agreement [Member]
Commitments and Contigencies [Line Items]
Bad debt expense		$ 118,675				$ 118,675			$ 118,675
Agreement [Member]
Commitments and Contigencies [Line Items]
Maturity date					Jan. 31, 2025			Jan. 31, 2025	Jan. 31, 2025
Mr. Goodman [Member]
Commitments and Contigencies [Line Items]
Annual salary				110,000
Agreed to annual salary				$ 110,000
Chief Executive Officer [Member]
Commitments and Contigencies [Line Items]
Annual salary								$ 210,000	$ 250,000
Chief Financial Officer [Member]
Commitments and Contigencies [Line Items]
Annual salary									$ 210,000